Goldrich Mining Company (An Exploration Stage Company) Consolidated Balance Sheets March 31, 2012 and March 31, 2011 Unaudited (USD $)	3 Months Ended			12 Months Ended				636 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 213,259			$ 585,694		$ 342,871		$ 213,259
Prepaid expenses	(17,942)		16,400	33,090		(65,409)		(101,432)
Other current assets	(596)		11,983	11,470		(41,729)		(79,288)
Total current assets	393,978			747,875		549,613		393,978
Property, plant, equipment, and mining claims:
Equipment, net of accumulated depreciation	1,910,929			1,978,730		2,303,667		1,910,929
Mining properties and claims	611,272			611,272		583,172		611,272
Total property, plant, equipment and mining claims	2,522,201			2,590,002		2,886,839		2,522,201
Total assets	2,916,179			3,337,877		3,436,452		2,916,179
Current liabilities:
Accounts payable and accrued liabilities	75,686		126,646	65,020		(10,279)		336,631
Related party payable	(1,275)		5,919	(321,058)		187,895		58,468
Deferred compensation				(171,290)		135,000
Dividend payable on preferred stock	22,083		22,083	22,083				22,083
Current portion of equipment notes payable	242,261			237,873		220,915		242,261
Current portion of notes payable in gold, net of discounts						260,079
Current portion of notes payable in gold, net of discounts, related parties						109,871
Total current liabilities	620,104			541,305		1,338,880		620,104
Long-term liabilities:
Equipment notes payable	131,351			193,565		431,438		131,351
Notes payable in gold, net of discounts						734,496
Notes payable in gold, net of discounts, related parties						847,511
Remediation liability and asset retirement obligation								55,000
Total long-term liabilities	448,276			507,847		2,317,563		448,276
Total liabilities	1,068,380			1,049,152		3,656,443		1,068,380
Commitment and contingencies	0	[1]		0	[1]	0	[1]	0 [1]
Stockholders' equity (deficit):
Preferred stock	0			0		0		0
Convertible preferred stock series A	175,000			175,000		425,000		175,000
Common stock	9,314,185			9,314,185		5,293,640		9,314,185
Additional paid-in capital	14,528,320			14,519,949		9,673,743		14,528,320
Deficit accumulated during the exploration stage	(22,169,706)			(21,720,409)		(15,612,374)		(22,169,706)
Total stockholders' equity (deficit)	1,847,799			2,288,725		(219,991)		1,847,799
Total liabilities and stockholders' equity (deficit)	$ 2,916,179			$ 3,337,877		$ 3,436,452		$ 2,916,179

[1]	Note 11